CONVERTIBLE SENIOR NOTES (Details) $ / shares in Units, ¥ in Thousands				12 Months Ended
	Apr. 15, 2019 USD ($) $ / shares shares	Jun. 20, 2014 CNY (¥)	Apr. 03, 2014 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 CNY (¥) shares
CONVERTIBLE SENIOR NOTES
Change in fair value of convertible senior notes				$ (108,029,000)	¥ (752,073)	¥ 99,079	¥ (496,175)
Settlement of convertible senior notes by common shares				$ 350,369,000	2,439,198
Convertible senior notes due April 15, 2019
CONVERTIBLE SENIOR NOTES
Amount issued | $			$ 172,500,000
Interest rate			3.25%
Interest expense incurred					10,966	37,191	37,799
Change in fair value of convertible senior notes					(752,073)	99,079	(496,175)
Foreign currency translation gain (loss)					¥ 38,052	¥ (156,293)	¥ 85,917
Issuance costs										¥ 33,093
Convertible senior notes due April 15, 2019 | Zero-Strike Call Options
CONVERTIBLE SENIOR NOTES
Issuance costs										¥ 14,429
Option strike price | $ / shares			$ 0
Payment for call options | $			$ 50,000,000
Fair value recorded | $			$ 50,000,000
Amount of change in fair value		¥ 24,874
ADSs | Zero-Strike Call Options
CONVERTIBLE SENIOR NOTES
Number of shares received and retired from settlement of zero-strike call options | shares				297,902	297,902	731,102	357,200	0	0	76,000
ADSs | Convertible senior notes due April 15, 2019
CONVERTIBLE SENIOR NOTES
Conversion rate	0.0233952
Denomination of the principal amount of debt in consideration conversion of the Notes | $	$ 1,000
Shares issued | shares	4,035,664
Cash payment for fractional shares (in dollars per share) | $ / shares	$ 0.704
ADSs | Convertible senior notes due April 15, 2019 | Zero-Strike Call Options
CONVERTIBLE SENIOR NOTES
Number of ADSs covered | shares			1,462,204